UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sandler Capital Management

Address:  711 Fifth Avenue
          15th Floor
          New York, New York 10022


13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Sandler
Title:    Managing Director
Phone:    212-754-8100


Signature, Place and Date of Signing:


 /s/ Andrew Sandler                New York, New York            May 14, 2008
------------------------       --------------------------    -------------------
     [Signature]                    [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    60

Form 13F Information Table Value Total:    $440,788
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number            Name

1.           28-10539                       Sandler Associates

2.           28-10540                       Sandler Offshore Fund, Inc.


                                                    FORM 13F INFORMATION TABLE
                                                      Sandler Capital Management
                                                            March 31, 2008




COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6        COL 7       COLUMN 8

                                                           VALUE   SHRS OR   SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP      (X$1000) PRN AMT   PRN CALL  DISCRETION      MGRS  SOLE  SHARED     NONE
--------------                 --------------  -----      -------- -------   --- ----  ----------      ----  ----  ------     ----
AMERICAN SUPERCONDUCTOR CORP   COM             030111108   2,899     125,000 SH  PUT   SHARED-DEFINED  1,2   0       125,000  0
AMR CORP                       COM             001765106   1,221   1,270,645 SH        SHARED-DEFINED  1,2   0     1,270,645  0
ANSYS INC                      COM             03662Q105  11,440     331,400 SH        SHARED-DEFINED  1,2   0       331,400  0
APPLE INC                      COM             037833100  14,350     100,000 SH  PUT   SHARED-DEFINED  1,2   0       100,000  0
BE AEROSPACE INC               COM             073302101   4,477     128,100 SH        SHARED-DEFINED  1,2   0       128,100  0
BLOCK H & R INC                COM             093671105   3,114     150,000 SH  PUT   SHARED-DEFINED  1,2   0       150,000  0
BOLT TECHNOLOGY CORP           COM             097698104   8,294     450,000 SH        SHARED-DEFINED  1,2   0       450,000  0
CABLEVISION SYS CORP           CL A NY CABLVS  12686C109  38,625   1,802,380 SH        SHARED-DEFINED  1,2   0     1,802,380  0
CISCO SYS INC                  COM             17275R102     265      11,000 SH        SHARED-DEFINED  1,2   0        11,000  0
CLEAN HARBORS INC              COM             184496107  11,975     184,233 SH        SHARED-DEFINED  1,2   0       184,233  0
CLEVELAND CLIFFS INC           COM             185896107   7,189      60,000 SH        SHARED-DEFINED  1,2   0        60,000  0
CME GROUP INC                  COM             12572Q105   5,254      11,200 SH        SHARED-DEFINED  1,2   0        11,200  0
COLGATE PALMOLIVE CO           COM             194162103  15,247     195,700 SH        SHARED-DEFINED  1,2   0       195,700  0
COMPANHIA SIDERURGICA NACION   SPONSORED ADR   20440W105   6,932     192,600 SH        SHARED-DEFINED  1,2   0       192,600  0
DIAGEO P L C                   SPON ADR NEW    25243Q205   4,822      59,300 SH        SHARED-DEFINED  1,2   0        59,300  0
DIONEX CORP                    COM             254546104  12,024     156,182 SH        SHARED-DEFINED  1,2   0       156,182  0
ENTERGY CORP NEW               COM             29364G103   5,323      48,800 SH        SHARED-DEFINED  1,2   0        48,800  0
EQUIFAX INC                    COM             294429105   8,013     232,400 SH        SHARED-DEFINED  1,2   0       232,400  0
EXELON CORP                    COM             30161N101  17,180     211,400 SH        SHARED-DEFINED  1,2   0       211,400  0
FIRSTENERGY CORP               COM             337932107   5,339      77,800 SH        SHARED-DEFINED  1,2   0        77,800  0
GATEHOUSE MEDIA INC            COM             367348109   3,810     652,400 SH        SHARED-DEFINED  1,2   0       652,400  0
GENERAL ELECTRIC CO            COM             369604103   3,512      94,900 SH        SHARED-DEFINED  1,2   0        94,900  0
HAYES LEMMERZ INTL INC         COM NEW         420781304     614     220,000 SH        SHARED-DEFINED  1,2   0       220,000  0
INTERNATIONAL FLAVORS&FRAGRA   COM             459506101   9,466     214,900 SH        SHARED-DEFINED  1,2   0       214,900  0
ISHARES TR                     DJ HOME CONSTN  464288752   2,901     144,400 SH        SHARED-DEFINED  1,2   0       144,400  0
ISHARES TR                     RUSSELL 2000    464287655     294       4,300 SH        SHARED-DEFINED  1,2   0         4,300  0
ISHARES TR                     S&P MC 400 GRW  464287606  25,488     312,700 SH        SHARED-DEFINED  1,2   0       312,700  0
JEFFERIES GROUP INC NEW        COM             472319102   1,613     100,000 SH  PUT   SHARED-DEFINED  1,2   0       100,000  0
LIBERTY MEDIA CORP NEW         ENT COM SER B   53071M609   4,384     195,788 SH        SHARED-DEFINED  1,2   0       195,788  0
MEDIS TECHNOLOGIES LTD         COM             58500P107   6,149     678,000 SH  PUT   SHARED-DEFINED  1,2   0       678,000  0
MICROSOFT CORP                 COM             594918104     312      11,000 SH        SHARED-DEFINED  1,2   0        11,000  0
MONSANTO CO NEW                COM             61166W101   4,906      44,000 SH        SHARED-DEFINED  1,2   0        44,000  0
NAVTEQ CORP                    COM             63936L100  16,782     246,800 SH        SHARED-DEFINED  1,2   0       246,800  0
NAVTEQ CORP                    COM             63936L100   8,500     125,000 SH  CALL  SHARED-DEFINED  1,2   0       125,000  0
NDS GROUP PLC                  SPONSORED ADR   628891103   2,248      46,000 SH        SHARED-DEFINED  1,2   0        46,000  0
NEOGEN CORP                    COM             640491106   8,481     337,874 SH        SHARED-DEFINED  1,2   0       337,874  0
OIL SVC HOLDRS TR              DEPOSTRY RCPT   678002106   9,724      55,000 SH        SHARED-DEFINED  1,2   0        55,000  0
PERKINELMER INC                COM             714046109  10,728     442,400 SH        SHARED-DEFINED  1,2   0       442,400  0
RADIOSHACK CORP                COM             750438103   2,600     160,000 SH  PUT   SHARED-DEFINED  1,2   0       160,000  0
RCN CORP                       COM NEW         749361200     676      60,500 SH        SHARED-DEFINED  1,2   0        60,500  0
RESEARCH IN MOTION LTD         COM             760975102  20,179     179,800 SH        SHARED-DEFINED  1,2   0       179,800  0
RESMED INC                     COM             761152107   4,749     112,600 SH        SHARED-DEFINED  1,2   0       112,600  0
RETAIL HOLDRS TR               DEP RCPT        76127U101   5,957      65,000 SH        SHARED-DEFINED  1,2   0        65,000  0
RPM INTL INC                   COM             749685103   4,094     195,500 SH        SHARED-DEFINED  1,2   0       195,500  0
SPDR TR                        UNIT SER 1      78462F103  17,473     132,400 SH        SHARED-DEFINED  1,2   0       132,400  0
STERIS CORP                    COM             859152100  11,027     411,000 SH        SHARED-DEFINED  1,2   0       411,000  0
TRUE RELIGION APPAREL INC      COM             89784N104   2,141     115,400 SH  PUT   SHARED-DEFINED  1,2   0       115,400  0
UNITED PARCEL SERVICE INC      CL B            911312106   5,111      70,000 SH        SHARED-DEFINED  1,2   0        70,000  0
UNITED STATES OIL FUND LP      UNITS           91232N108   8,136     100,000 SH  PUT   SHARED-DEFINED  1,2   0       100,000  0
USANA HEALTH SCIENCES INC      COM             90328M107  15,201     690,000 SH  PUT   SHARED-DEFINED  1,2   0       690,000  0
VAIL RESORTS INC               COM             91879Q109     700      14,500 SH        SHARED-DEFINED  1,2   0        14,500  0
VALMONT INDS INC               COM             920253101   1,714      19,500 SH        SHARED-DEFINED  1,2   0        19,500  0
VEOLIA ENVIRONNEMENT           SPONSORED ADR   92334N103   5,776      82,600 SH        SHARED-DEFINED  1,2   0        82,600  0
V F CORP                       COM             918204108   5,302      68,400 SH        SHARED-DEFINED  1,2   0        68,400  0
VIACOM INC NEW                 CL B            92553P201   2,017      50,900 SH        SHARED-DEFINED  1,2   0        50,900  0
VIMICRO INTL CORP              ADR             92718N109   1,064     386,900 SH        SHARED-DEFINED  1,2   0       386,900  0
VMWARE INC                     CL A COM        928563402   6,423     150,000 SH  PUT   SHARED-DEFINED  1,2   0       150,000  0
WAL MART STORES INC            COM             931142103   4,636      88,000 SH        SHARED-DEFINED  1,2   0        88,000  0
XTO ENERGY INC                 COM             98385X106   4,825      78,000 SH        SHARED-DEFINED  1,2   0        78,000  0
YUM BRANDS INC                 COM             988498101   7,092     190,600 SH        SHARED-DEFINED  1,2   0       190,600  0



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